[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 17, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Integrity Funds (the "Trust")

To the Commission:

Electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the above Trust. It is intended that the proxy materials will be mailed to shareholders of the Trust on or about May 5, 2009. Please call the undersigned at (312) 845-3446 with any questions or comments regarding this filing.

Very truly yours,
CHAPMAN AND CUTLER LLP
By:	/s/Suzanne M. Russell
Suzanne M. Russell